Interest Rate Benchmark Reform (Tables)	12 Months Ended
Oct. 31, 2023
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Schedule of Non-derivative Financial Assets and Financial Liabilities
The following table reflects the Bank’s CDOR
(one-month,
two-month
and three-month) exposure to
non-derivative
financial assets and financial liabilities as at October 31, 2023, that has yet to transition to CORRA. These exposures could remain outstanding until CDOR ceases and will therefore transition in the future.

	Carrying Amount
($ millions)	As at October 31, 2023	As at October 31, 2022
	CDOR Maturing after June 28, 2024	CDOR Maturing after June 28, 2024
Non-derivative financial assets (1)	$45,512	$24,146
Non-derivative financial liabilities (2)	40,644	24,256

(1)
Non derivative financial assets include carrying amounts of debt securities, loans and customer’s liability under acceptances (debt securities, loans and customer’s liability under acceptances measured at amortized cost are gross of allowance for credit losses).

(2)	Non-derivative financial liabilities include carrying amounts of deposits, acceptances, obligations related to securities sold short, subordinated debentures and other liabilities.

Schedule of Notional Balance of the Bank's Derivative Exposures and Undrawn Commitments to Significant IBORs
The following table reflects the Bank’s CDOR
(one-month,
two-month
and three-month) exposure to derivatives and undrawn commitments as at October 31, 2023, that has yet to transition to CORRA. These exposures could remain outstanding until CDOR ceases and will therefore transition in the future.

	Notional Amount
($ millions)	As at October 31, 2023	As at October 31, 2022
	CDOR Maturing after June 28, 2024	CDOR Maturing after June 28, 2024
Derivatives
Single currency interest rate swaps (1)	$1,264,325	$1,025,373
Cross currency interest rate swaps (1)	122,729	122,718
Other (2)	23,811	3,574
Undrawn commitments	22,265	4,787

(1)
For single currency and/or cross currency interest rate swaps, where both legs are referencing rates directly impacted by the interest rate benchmark reform, the relevant notional amount for both legs are included to reflect the risks relating to the reform for each rate.

(2)	Other derivatives include futures, total return swaps and options.

Disclosure of Bank's IBOR exposure to hedging derivatives
The following table reflects the Bank’s CDOR
(one-month,
two-month
and three-month) exposure to hedging derivatives as at October 31, 2023, that has yet to transition to CORRA. These exposures will remain outstanding until CDOR ceases and will therefore transition in the future.

($ millions)	As at October 31, 2023	As at October 31, 2022
	CDOR Maturing after June 28, 2024 (1)	CDOR Maturing after June 28, 2024 (1)
Hedging derivatives (2)	$114,113	$109,253

(1)
For single currency interest rate swaps, where both legs are referencing rates directly impacted by the interest rate benchmark reform, the relevant notional amount for both legs are included to reflect the risks relating to the reform for each rate.

(2)	For cross currency swaps where a CAD float leg is inserted to create two separate hedging instruments, the relevant notional amount for both instruments are included in the table.